Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by the Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions
	Mar. 31, 2011		Mar. 31, 2010
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	¥ 19,281,514		¥ 11,103,547	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	87,079		66,024	[1]
12 months or more Fair value, available-for-sale securities	2,296,109		1,828,702	[1]
12 months or more Gross unrealized losses, available-for-sale securities	58,545		57,886	[1]
Fair value, available-for-sale securities	21,577,623		12,932,249	[1]
Total Gross unrealized losses, available-for-sale securities	145,624		123,910	[1]
Less than 12 months, Fair value, held-to-maturity securities	299,022		199,670	[1]
Less than 12 months Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
12 months or more Fair value, held-to-maturity securities				[1]
12 months or more Gross unrealized losses, held-to-maturity securities				[1]
Total Fair value, held-to-maturity securities	299,022		199,670	[1]
Total Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	17,012,827		10,159,459	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	54,063		47,899	[1]
12 months or more Fair value, available-for-sale securities	1,284,639		544,908	[1]
12 months or more Gross unrealized losses, available-for-sale securities	23,938		17,124	[1]
Fair value, available-for-sale securities	18,297,466		10,704,367	[1]
Total Gross unrealized losses, available-for-sale securities	78,001		65,023	[1]
Less than 12 months, Fair value, held-to-maturity securities	299,022		199,670	[1]
Less than 12 months Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
12 months or more Fair value, held-to-maturity securities				[1]
12 months or more Gross unrealized losses, held-to-maturity securities				[1]
Total Fair value, held-to-maturity securities	299,022		199,670	[1]
Total Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Debt securities | Japanese local gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	121,689		33,176	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	1,410		104	[1]
12 months or more Fair value, available-for-sale securities			261	[1]
12 months or more Gross unrealized losses, available-for-sale securities			11	[1]
Fair value, available-for-sale securities	121,689		33,437	[1]
Total Gross unrealized losses, available-for-sale securities	1,410		115	[1]
Debt securities | U.S. Treasury bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	84,209		89,754	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	522		327	[1]
12 months or more Fair value, available-for-sale securities	3		16	[1]
Fair value, available-for-sale securities	84,212		89,770	[1]
Total Gross unrealized losses, available-for-sale securities	522		327	[1]
Debt securities | Other foreign gov't bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	148,135		45,805	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	181		31	[1]
12 months or more Fair value, available-for-sale securities			1,365	[1]
12 months or more Gross unrealized losses, available-for-sale securities			1	[1]
Fair value, available-for-sale securities	148,135		47,170	[1]
Total Gross unrealized losses, available-for-sale securities	181		32	[1]
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	520,937	[2]	85,531	[1],[2]
Less than 12 months Gross unrealized losses, available-for-sale securities	7,710		227	[1]
12 months or more Fair value, available-for-sale securities			41,075	[1],[2]
12 months or more Gross unrealized losses, available-for-sale securities			373	[1]
Fair value, available-for-sale securities	520,937	[2]	126,606	[1],[2]
Total Gross unrealized losses, available-for-sale securities	7,710		600	[1]
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	40,706		17,022	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	359		131	[1]
12 months or more Fair value, available-for-sale securities	251,170		451,421	[1]
12 months or more Gross unrealized losses, available-for-sale securities	5,067		8,585	[1]
Fair value, available-for-sale securities	291,876		468,443	[1]
Total Gross unrealized losses, available-for-sale securities	5,426		8,716	[1]
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	1,499		45,712	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	1		904	[1]
12 months or more Fair value, available-for-sale securities	355,884		505,796	[1]
12 months or more Gross unrealized losses, available-for-sale securities	26,006		26,756	[1]
Fair value, available-for-sale securities	357,383		551,508	[1]
Total Gross unrealized losses, available-for-sale securities	26,007		27,660	[1]
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	1,133,710		500,023	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	13,047		7,435	[1]
12 months or more Fair value, available-for-sale securities	276,244		95,183	[1]
12 months or more Gross unrealized losses, available-for-sale securities	1,534		1,499	[1]
Fair value, available-for-sale securities	1,409,954		595,206	[1]
Total Gross unrealized losses, available-for-sale securities	14,581		8,934	[1]
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	116,588		83,703	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	1,324		5,545	[1]
12 months or more Fair value, available-for-sale securities	126,015		183,735	[1]
12 months or more Gross unrealized losses, available-for-sale securities	1,630		3,032	[1]
Fair value, available-for-sale securities	242,603		267,438	[1]
Total Gross unrealized losses, available-for-sale securities	2,954		8,577	[1]
Debt securities | U.S. agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	55,327		17,004
Debt securities | Japanese agency securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	465,610		109,602
Equity securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	101,214		43,362	[1]
Less than 12 months Gross unrealized losses, available-for-sale securities	8,462		3,421	[1]
12 months or more Fair value, available-for-sale securities	2,154		4,942	[1]
12 months or more Gross unrealized losses, available-for-sale securities	370		505	[1]
Fair value, available-for-sale securities	103,368		48,304	[1]
Total Gross unrealized losses, available-for-sale securities	¥ 8,832		¥ 3,926	[1]

[1]	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period's presentation.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥17,004 million and ¥109,602 million, respectively, at March 31, 2010, and ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.